Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2019	2018
Ships and ship improvements	$50,446	$46,957
Ships under construction	2,492	2,004
Other property and equipment	3,843	3,661
Total property and equipment	56,781	52,622
Less accumulated depreciation	(18,650)	(17,286)
	$38,131	$35,336